Exhibit 99
Ford Credit Auto Owner Trust 2017-A
Monthly Investor Report

Collection Period	April 2017
Payment Date	5/15/2017
Transaction Month	4
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,718,023,629.80	66,537	56.5 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$346,400,000.00	0.84000%	February 15, 2018
Class A-2a Notes	$400,000,000.00	1.33%	December 15, 2019
Class A-2b Notes	$159,800,000.00	1.11%	December 15, 2019
Class A-3 Notes	$451,500,000.00	1.67%	June 15, 2021
Class A-4 Notes	$135,500,000.00	1.92%	April 15, 2022
Class B Notes	$47,150,000.00	2.24%	June 15, 2022
Class C Notes	$31,440,000.00	2.41%	July 15, 2023
Total	$1,571,790,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$3,096,667.63

Principal:
Principal Collections	$30,855,541.11
Prepayments in Full	$14,648,570.32
Liquidation Proceeds	$327,112.83
Recoveries	$43,644.88
Sub Total	$45,874,869.14
Collections	$48,971,536.77

Purchase Amounts:
Purchase Amounts Related to Principal	$297,897.24
Purchase Amounts Related to Interest	$886.08
Sub Total	$298,783.32

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$49,270,320.09

Ford Credit Auto Owner Trust 2017-A
Monthly Investor Report

Collection Period	April 2017
Payment Date	5/15/2017
Transaction Month	4
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$49,270,320.09
Servicing Fee	$1,290,954.77	$1,290,954.77	$0.00	$0.00	$47,979,365.32
Interest - Class A-1 Notes	$114,902.62	$114,902.62	$0.00	$0.00	$47,864,462.70
Interest - Class A-2a Notes	$443,333.33	$443,333.33	$0.00	$0.00	$47,421,129.37
Interest - Class A-2b Notes	$138,444.15	$138,444.15	$0.00	$0.00	$47,282,685.22
Interest - Class A-3 Notes	$628,337.50	$628,337.50	$0.00	$0.00	$46,654,347.72
Interest - Class A-4 Notes	$216,800.00	$216,800.00	$0.00	$0.00	$46,437,547.72
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$46,437,547.72
Interest - Class B Notes	$88,013.33	$88,013.33	$0.00	$0.00	$46,349,534.39
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$46,349,534.39
Interest - Class C Notes	$63,142.00	$63,142.00	$0.00	$0.00	$46,286,392.39
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$46,286,392.39
Regular Principal Payment	$175,871,359.07	$46,286,392.39	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$49,270,320.09

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$46,286,392.39
Total					$46,286,392.39
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$46,286,392.39	$133.62	$114,902.62	$0.33	$46,401,295.01	$133.95
Class A-2a Notes	$0.00	$0.00	$443,333.33	$1.11	$443,333.33	$1.11
Class A-2b Notes	$0.00	$0.00	$138,444.15	$0.87	$138,444.15	$0.87
Class A-3 Notes	$0.00	$0.00	$628,337.50	$1.39	$628,337.50	$1.39
Class A-4 Notes	$0.00	$0.00	$216,800.00	$1.60	$216,800.00	$1.60
Class B Notes	$0.00	$0.00	$88,013.33	$1.87	$88,013.33	$1.87
Class C Notes	$0.00	$0.00	$63,142.00	$2.01	$63,142.00	$2.01
Total	$46,286,392.39	$29.45	$1,692,972.93	$1.08	$47,979,365.32	$30.53

Ford Credit Auto Owner Trust 2017-A
Monthly Investor Report

Collection Period	April 2017
Payment Date	5/15/2017
Transaction Month	4

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$175,871,359.07	0.5077118	$129,584,966.68	0.3740906
Class A-2a Notes	$400,000,000.00	1.0000000	$400,000,000.00	1.0000000
Class A-2b Notes	$159,800,000.00	1.0000000	$159,800,000.00	1.0000000
Class A-3 Notes	$451,500,000.00	1.0000000	$451,500,000.00	1.0000000
Class A-4 Notes	$135,500,000.00	1.0000000	$135,500,000.00	1.0000000
Class B Notes	$47,150,000.00	1.0000000	$47,150,000.00	1.0000000
Class C Notes	$31,440,000.00	1.0000000	$31,440,000.00	1.0000000
Total	$1,401,261,359.07	0.8915067	$1,354,974,966.68	0.8620585

Pool Information
Weighted Average APR	2.536%	2.520%
Weighted Average Remaining Term	53.85	52.98
Number of Receivables Outstanding	62,739	61,675
Pool Balance	$1,549,145,727.01	$1,502,640,846.23
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,417,037,629.63	$1,375,082,892.85
Pool Factor	0.9017022	0.8746334

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,590,118.15
Yield Supplement Overcollateralization Amount	$127,557,953.38
Targeted Overcollateralization Amount	$172,943,187.61
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$147,665,879.55

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,590,118.15
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,590,118.15
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,590,118.15

Ford Credit Auto Owner Trust 2017-A
Monthly Investor Report

Collection Period	April 2017
Payment Date	5/15/2017
Transaction Month	4
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		123	$375,759.28
(Recoveries)		2	$43,644.88
Net Loss for Current Collection Period			$332,114.40
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.2573%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.0004%
Second Prior Collection Period			0.0253%
Prior Collection Period			0.1159%
Current Collection Period			0.2612%
Four Month Average (Current and Prior Three Collection Periods)			0.1007%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		482	$563,127.93
(Cumulative Recoveries)			$43,894.88
Cumulative Net Loss for All Collection Periods			$519,233.05
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.0302%

Average Realized Loss for Receivables that have experienced a Realized Loss			$1,168.32
Average Net Loss for Receivables that have experienced a Realized Loss			$1,077.25

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.54%	320	$8,150,027.21
61-90 Days Delinquent	0.05%	26	$717,620.25
91-120 Days Delinquent	0.01%	2	$80,587.52
Over 120 Days Delinquent	0.00%	0	$0.00
Total Delinquent Receivables	0.60%	348	$8,948,234.98

Repossession Inventory:
Repossessed in the Current Collection Period		32	$970,987.94
Total Repossessed Inventory		50	$1,447,025.15

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.0453%
Prior Collection Period			0.0430%
Current Collection Period			0.0454%
Three Month Average			0.0446%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month		Trigger
1-12		0.90%
13-24		1.70%
25-36		3.00%
37+		4.80%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.0531%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2017-A
Monthly Investor Report

Collection Period	April 2017
Payment Date	5/15/2017
Transaction Month	4

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2017

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer